UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   August 13, 2026 to September 14, 2026

Commission File Number of issuing entity:  333-226082-09

Central Index Key Number of issuing entity:  0001833522

GS Mortgage Securities Trust 2020-GSA2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-226082

Central Index Key Number of depositor:  0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of sponsor as specified in its charter)

Scott Epperson (212) 934-2882
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

35-2689430
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-AB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 14, 2026 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2020-GSA2.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by GS Mortgage Securities Corporation II (the "Depositor") and held by GS Mortgage Securities Trust 2020-GSA2 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from August 13, 2026 to September 14, 2026.

The Depositor has filed a Form ABS-15G on February 13, 2026. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G on August 13, 2026. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

Citi Real Estate Funding Inc. ("CREF"), one of the sponsors, has filed a Form ABS-15G on February 10, 2026. The CIK number of CREF is 0001701238. There is no new activity to report at this time.

Starwood Mortgage Capital LLC, one of the sponsors, has filed a Form ABS-15G on August 5, 2026. The CIK number of Starwood Mortgage Capital LLC is 0001548405. There is no new activity to report at this time.

Argentic Real Estate Finance LLC ("Argentic"), one of the sponsors, has filed a Form ABS-15G on July 28, 2026. The CIK number of Argentic is 0001624053. There is no new activity to report at this time.

Societe Generale Financial Corporation, one of the sponsors, has filed a Form ABS-15G on February 17, 2026. The CIK number of Societe Generale Financial Corporation is 0001755531. There is no new activity to report at this time.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 23, 2026 under Commission File No. 333-226082-09 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 23, 2026 under Commission File No. 333-226082-09 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for GS Mortgage Securities Trust 2020-GSA2, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	08/12/2026	$121,823.77
Current Distribution Date	09/14/2026	$9,776.02

REO Account
Prior Distribution Date	08/12/2026	$0.00
Current Distribution Date	09/14/2026	$0.00

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for GS Mortgage Securities Trust 2020-GSA2, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	08/12/2026	$6,228.23
Current Distribution Date	09/14/2026	$6,223.39

Interest Reserve Account
Prior Distribution Date	08/12/2026	$0.00
Current Distribution Date	09/14/2026	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	08/12/2026	$0.00
Current Distribution Date	09/14/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2020-GSA2, relating to the September 14, 2026 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 23, 2026 under Commission File No. 333-226082-09 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 23, 2026 under Commission File No. 333-226082-09 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

/s/ Scott Epperson
Scott Epperson, Chief Executive Officer

Date: September 23, 2026